WILLIAM J. EVERS
                                                      Vice President and Counsel
                                                                  (212) 314-5027
                                                              Fax (212) 314-3959

VIA EDGAR

August 30, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  AXA Equitable Life Insurance Company
     Form N-4 Registration Statement
     File No. 333-142455
     CIK #:  0001397940

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 1 to AXA Equitable's Form N-4 Registration Statement (File No. 333-142455) under the Securities Act of 1933 ("1933 Act") with respect to AXA Equitable's Separate Account 206. The Separate Account is excluded from the Investment Company Act of 1940 ("1940 Act") pursuant to Section 3(c)(11) of the 1940 Act.

This Post-Effective Amendment to the Registration Statement relates to a new version of the American Dental Association Members Retirement Program variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 206. Employees of AXA Equitable perform all marketing and service functions under the contract.

The principal differences between the new version of American Dental Association Members Retirement Program ("new contract") and the current version ("old contract") are outlined below. The old contract is also covered by AXA Equitable's Form N-4 Registration Statement 333-142455 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Post-Effective amendment becomes effective, and subject to state approval, the new contract will replace the old contract for new offers and sales.

The principal differences between the old contract and the new contract are as follows:
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     o    The American Dental Association sponsors the old contract, and various members of the Council on Member Insurance and Retirement Programs of the ADA were the trustees under the old contract. Under the new contract, the American Dental Association will merely endorse the contract, and JP Morgan Chase & Co. will serve as trustee.

     o The old contract permitted the guaranteed rate accounts ("GRAs") to be offered by either AXA Equitable or another insurance company, and had been offered solely by other insurance companies for the last several years. Under the new contract, GRAs will be offered solely by AXA Equitable.

     o The investment options available under the new contract will differ from those under the old contract, consisting solely of funds available from the EQ Advisors Trust and the AXA Premier VIP Trust. In particular, there will no longer be any pooled separate accounts. As a result of this change, all variable investment options under the new contract will be options offered by EQ Advisors Trust and AXA Premier VIP Trust in AXA Equitable's Separate Account 206. Therefore, unlike the old contract, this prospectus is only being filed on a single registration statement on Form N-4, and there is no parallel filing on Form N-3.

     o The fee structure of the new contract is simpler than that of the old contract. The program-related administration fee and program-related investment management fee have been eliminated. Also, as the Growth Equity Fund is not offered under the new contract the redemption charge related to that fund is not charged under the new contract. Fees under the new contract are assessed equally on all investment options, including the GRAs and the Money Market Guarantee Account.

As mentioned above, we intend to include investment options offered by EQ Advisors Trust and AXA Premier VIP Trust in the new contract. However, the exact lineup of investment options to be included in the new contract has not yet been determined. We intend to include this information, along with audited financial statements and consent of our independent auditors, in a subsequent amendment to the registration statement before we begin using this prospectus to market the new contract.

While the new contract will not be sold until May 1, 2008, we anticipate marketing the new contract beginning on or about December 1, 2007. In order to do so, we would like to begin printing the prospectus no later than November 15, 2007, and therefore hope we will be able to work through any comments or issues by that date. To that end, we would greatly appreciate any Staff comments by October 15, 2007 or as soon as practicable thereafter. We will then file an additional post-effective amendment that will address any Staff comments, add financial information, and underlying portfolio information contained throughout the prospectus, to the prospectus and statement of additional information. Also, we will provide any additional exhibits that might be necessary.

To facilitate the Staff's review, we are including with the Staff's courtesy copy of this letter, a precisely marked copy of the prospectus and statement of additional information contained in this filing that shows how it differs from the current American Dental Association Members Retirement Program prospectus and statement of additional information.

Please communicate with the undersigned at 212-314-5027 or Douglas J. Ray at 212-314-2007 if you have any questions or comments.

                                             Very truly yours,

                                        /s/ William J. Evers
                                        -------------------------------
                                            William J. Evers

cc: Christopher E. Palmer Esq.